PLEASE  FILE THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  SUPPLEMENT  WITH YOUR
RECORDS.

                          STRONG CORPORATE INCOME FUND
                          STRONG SHORT-TERM INCOME FUND


Supplement to the Statements of Additional Information dated October 31, 2002.

Effective immediately, the Strong Funds Suggested Minimum Holdings Periods table contained on pages 50 and 51 is deleted and replaced with the following:

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS

       UNDER 1 YEAR                1 OR MORE YEARS               4 OR MORE YEARS               5 OR MORE YEARS
       ------------                ---------------               ---------------               ---------------
Heritage Money Fund          Ultra Short-Term             Conservative Portfolio         Aggressive Portfolio
Money Market Fund            Income Fund                  Corporate Bond Fund            All Cap Value Fund
Municipal Money Market Fund  Ultra Short-Term Municipal   Corporate Income Fund          Asia Pacific Fund
Tax-Free Money Fund          Income Fund                  Government Securities Fund     Balanced Fund
                                                          High-Yield Bond Fund           Balanced Asset Fund
                                   2 OR MORE YEARS        High-Yield Municipal           Blue Chip Fund
                                   ---------------        Bond Fund                      Discovery Fund
                             Short-Term Bond Fund         Intermediate Municipal         Dividend Income Fund
                             Short-Term High Yield        Bond Fund                      Dow 30 Value Fund
                             Bond Fund                    Municipal Bond Fund            Endeavor Fund
                             Short-Term High Yield        Wisconsin Tax-Free Fund        Energy Fund
                             Municipal Fund                                              Enterprise Fund
                             Short-Term Income Fund                                      Foreign MajorMarketsSM Fund
                             Short-Term Municipal                                        Growth Fund
                             Bond Fund                                                   Growth 20 Fund
                                                                                         Growth and Income Fund
                                                                                         Index 500 Fund
                                                                                         International Stock Fund
                                                                                         Large Cap Core Fund
                                                                                         Large Cap Growth Fund
                                                                                         Mid Cap Disciplined Fund
                                                                                         Moderate Portfolio
                                                                                         Multi Cap Value Fund
                                                                                         Opportunity Fund
                                                                                         Overseas Fund
                                                                                         Small Company Value Fund
                                                                                         Strategic Value Fund
                                                                                         Technology 100 Fund
                                                                                         U.S. Emerging Growth Fund
                                                                                         Value Fund


IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.

The date of this Statement of Additional Information Supplement is November 22, 2002.